Impairment of assets	12 Months Ended
Dec. 31, 2020
Impairment Of Assets [Abstract]
Impairment of assets
18	Impairment of assets
For the fiscal year ended on December 31, 2020, the Company performed impairment tests over its long-lived assets (fixed assets, intangible assets, including goodwill, and right of use assets) of the cash-generating units (“CGU”) to which goodwill and indefinite-lived assets are allocated, as well as for the additional CGUs with long-lived assets, due to the following identified sources that might indicate assets devaluation throughout the reporting period:

•	Based on the Company’s market capitalization as of December 31, 2020, the carrying amount of the Company’s equity was higher than its market value.

•	The current scenario of the COVID-19 emerged a necessity for the Company to reassess its strategies and the impacts on its business.

•
The change in the designation of long-lived assets of Commercial Aviation and related services from “held for sale” to “held for continuous use” due to the termination of the transaction with Boeing, as disclosed in Note 1.1.1, requires remeasurement of these assets at the lower of its carrying amount and its recoverable amount, which is determined by the higher amount of value-in-use
and the fair value less costs to sell.

The following chart presents the changes on impairment losses through the year:

	12.31.2019	Additions	Reversal	Amortization	12.31.2020
Cash-generating units
E2 Platform	—	91.1	(90.2)	(0.9)	—
Mid-Size / Super Mid-Size Platform	71.6	7.0	(15.9)	(2.3)	60.4
Satellites	—	3.8	—	—	3.8

	71.6	101.9	(106.1)	(3.2)	64.2

Allocation of impairment losses
Fixed assets - Machinery and equipment	14.1				11.3
Fixed assets - Tooling	1.8				1.5
Intangibles - Internally developed	55.7				51.4

	71.6				64.2

Operating segments (Note 38)
Executive Aviation	71.6				60.4
Defense & Security	—				3.8

	71.6				64.2

The results of impairment tests performed throughout the reporting period are summarized below:
E2 Platform (Commercial Aviation)
As disclosed in Note 40.3 of the latest annual consolidated financial statements as of December 31, 2019, the Company estimated in that reporting period end, based on preliminary calculations, the recognition of impairment losses in this CGU in the range of US$ 153.0 to US$ 526.0, which considered preliminary estimates of the Company’s management on the medium and long term strategic plan by the impacts of
COVID-19
and also observable assumptions when the preliminary calculations were performed (discount rate pre-tax
of 10.6% and exchange rate of US$/R$ of R$ 5.1987). During the second quarter of 2020, the Company continued to update its assessment based on new information as the impact of
COVID-19
continued to evolve. The domestic and regional aviation market was shown as an opportunity in the post-crisis period, showing an early recovery compared to international routes and with larger distances, which favors the demand for commercial jets of the E2 platform. The Company incorporated these factors in its updated projections. The increase of 5% in the US$/R$ exchange rate in that period also favored the cash flows projected by the decrease in costs indexed in Reais. As a result, the effective loss recognized in the interim period ended as of June 30, 2020 was US$ 91.1.
During the third quarter of 2020, the Company has reviewed its projections of future cash flows for the CGU and updated certain assumptions for the observable metrics in that period end – the US$/R$ exchange rate had increase approximately 40% when compared to December 31, 2019 levels and 3% when compared to June 30, 2020. This event led to a decrease of cash outflows in Brazilian Reais (cost of goods sold) and combined with the update of discount rate and other metrics resulted in higher value-in-use
for CGU. Impairment reversal of US$ 58.7 was recorded on September 30, 2020.
On December 31, 2020, the Company has reviewed the
value-in-use
of E2 platform mainly considering the following events: (i) update of the US$/R$ exchange rate (increase of 29% when compared to December 31, 2019 levels and decrease of 8% versus September 30, 2020) and discount rate metrics and (ii) update on the future cash flows assumptions with the review of strategic plan completed by the Company’s management at the end of 2020, which captured new factors in relation to the crisis impacts, as observed during the year, and incorporated favorable factors for the post-crisis period. As a result, the impairment loss of this CGU previously recorded in the period end June 30, 2020 and partially reversed on September 30, 2020, was fully reversed for the fiscal year ended December 31, 2020.
The table below presents the sensitivity analysis of the key assumptions in the impairment test based on value-in-use
calculation as of December 31, 2020:

Assumption	Factor		Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 21 years and keeping current market share		—	5%	If the level of aircrafts deliveries fluctuates negatively in 5%, a impairment loss of US$ 104 would be recognized.

Discount rate		10.5%	1 percentage point	Increase of 1 pp. in discount rate would cause impairment loss of US$ 132.

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in a different currency (R$) from the functional currency (US$)	R$	5.1967	10%	Reduction of 10% in spot rate as of 12/31/2020 would cause impairment loss of US$ 246.

Mid-Size
/ Super
Mid-Size
Platform (Executive Aviation)
The Company had recognized impairment losses of US$ 71.6 on the platform as of December 31, 2019.
During the fiscal year ended on December 31, 2020, the Company had updated the discounted cash flows of the platform based on the following factors: (i) impacts in the period and future projections by the economic environment resulting from the
COVID-19
pandemic. The levels of demand reduced by approximately 11% when compared to the levels projected as of December 31, 2019, and (ii) update of the discount rate and US$/R$ exchange rate metrics throughout the year, as previously detailed, which also impacts this CGU in terms of cash outflows in Brazilian Reais (increase in the exchange rate would decrease CGU’s production costs, or vice versa).

The US$/R$ exchange rate assumption had a significant impact over the value-in-use
assessment of this CGU during the year. In the third quarter of 2020, the relevant increase of 40% in U.S Dollar versus Brazilian Reais combined with reduction of discount rate (when compared to December 31, 2019) led to a reversal of impairment losses previously recognized in the total amount of US$ 15.9. The reversal would be higher in other economic scenario (without the impacts of the
COVID-19
pandemic).
In the fourth quarter of 2020, due to a decrease of 3% in the US$/R$ exchange rate when compared to the period ended September 30, 2020, the reversal previously recognized was partially offset and an impairment loss was recognized in the amount of US$ 7.0, totaling a net reversal of US$ 8.9 for the fiscal year ended December 31, 2020.
The table below presents the sensitivity analysis of the key assumptions in the impairment test based on value-in-use
calculation as of December 31, 2020:

Assumption	Factor		Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 30 years and keeping current market share		—	5%	Increase of impairment loss in US$ 63 if the level of aircrafts deliveries fluctuates negatively in 5%, or reduces to zero if fluctuates positively in 5%.

Discount rate		10.5%	1 percentage point	Increase of 1 pp. in discount rate would increase impairment loss in US$ 61, or a reduction of 1 pp. in discount rate would change impairment loss to zero.

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in a different currency (R$) from the functional currency (US$)	R$	5.1967	10%	Reduction of 10% in spot rate as of 12/31/2020 would increase impairment loss in US$ 46, or reduce by US$ 37 if spot rate increases 10%.

Other Cash-Generating Units
Based on Management’s review of the strategic long-term plan of Satellites (Defense & Security) cash-generating unit, an impairment loss of US$ 3.8 was identified based on changes in projections of this product line and as a result of the downturn scenario generated by the
COVID-19
pandemic.
Except for the developments and impacts previously mentioned for the E2 platform (Commercial Aviation),
Mid-Size
and Super
Mid-Size
(Executive Aviation) and Satellites (Defense & Security), the remaining CGUs of the Company present headroom falling in range of approximately 40% to 1,000% when compared the recoverable amount measured by its value-in-use
and its carrying amount in reporting date. There was no significant risk of impairment loss in these CGUs, considering the assumptions applied in the sensitivity analysis of this reporting period.
Key assumptions of impairment test:
- Impairment tests as of December 31, 2020 were prepared based on value-in-use
applying the discounted cash flow method and ‘traditional’ approach as defined by IAS 36, which the Company understands that is not substantially different of the CGUs fair value less cost to sell under current market conditions. The process of estimating value-in-use
involves assumptions, judgements and projections of future cash flows. Impacts of the economic environment resulting from the
COVID-19
pandemic were considered in the cash flows projections based on the Company’s best estimates in the reporting date.
- The Company revised the identification of its CGUs for the fiscal year ended on December 31, 2020 and, due to the reclassification of assets previously “held for sale” to “held for continuous use” (Note 1.1.1), segregated and included CGUs of Commercial Aviation (170/175, 190/195 and E2 platforms) in the impairment test for this period. As of December 31, 2019, these CGUs were considered as a single CGU (Commercial Aviation) and tested for recoverable amount based on the expected realization of the now terminated
transaction with Boeing (fair value less costs to sell).
- Estimated future cash flows were discounted using the weighted average capital cost rate, which is reconciled to an estimate discount pre-tax
rate of 10.5% and 11.3% as of December 31, 2020 and 2019, respectively.

- Part of the estimated future cash flows were budgeted in Brazilian Reais and converted into Company’s functional currency (US$) based on observable conversion rates on December 31, 2020 of R$ 5.1967. The depreciation of the Real versus the US Dollar occurred in 2020 of 29% has a positive impact on future cash flows due to the reduction of cash outflows indexed in Reais (cost of products sold and general expenses). However, the appreciation of the Real in future periods might cause reduction of future cash flows and possible impairment losses.